GOODWILL	12 Months Ended
Dec. 31, 2019
Disclosure of reconciliation of changes in goodwill [abstract]
Disclosure of goodwill [text block]

7) GOODWILL

Goodwill was mainly generated on December 1, 2012 from the acquisition of the Customer Relationship Management (“CRM”) business from Telefónica, S.A and on December 30, 2014 from the acquisition of CBCC. On September 2, 2016, additional goodwill was generated from the acquisition of RBrasil on June 9, 2017 an additional goodwill from the acquisition of Interfile in the amount of 8,400 thousand U.S. dollars was recorded in Brazil.

The breakdown and changes in goodwill in 2018 and 2019 are as follow:

	Thousands of U.S. dollars
	12/31/2017	Hyperinflation	Translationdifferences	12/31/2018	Hyperinflation	Translationdifferences	Impairment(Note 8)	12/31/2019
Peru	30,269	-	(1,200)	29,069	-	543	-	29,612
Chile	18,780	-	(2,172)	16,608	-	(1,091)	-	15,517
Colombia	6,284	-	(514)	5,770	-	(48)	-	5,722
Mexico	1,842	-	2	1,844	-	77	-	1,921
Brazil	79,790	-	(11,672)	68,118	-	(2,636)	-	65,482
Argentina	16,179	25,577	(8,176)	33,580	11,415	(12,438)	(30,909)	1,648
Total	153,144	25,577	(23,732)	154,989	11,415	(15,593)	(30,909)	119,902